UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2015 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 42.8% (b)
Aerospace & Defense 1.3%
DAE Aviation Holdings, Inc., Initial Loan 2nd Lien, 7.75%, 08/05/2019	$2,723,246	$2,648,356
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	244,444	243,603
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	1,241,379	1,222,759
TASC, Inc., Incremental 2nd Lien Term Loan, L+12.00%, 05/21/2021 (c)(d)	1,700,000	31,875
TASC, Inc., Incremental Term Loan, L+6.00%, 05/22/2020 (c)(d)	1,800,000	(31,500)
		4,115,093
Automobile 1.9%
Navistar, Inc., Tranche B Term Loan, L+4.50%, 08/17/2017 (c)	2,414,785	2,414,785
TI Group Automotive Systems, LLC, Additional Term Loan, 4.25%, 07/02/2021	3,491,228	3,473,772
		5,888,557
Banking, Finance & Insurance 1.3%
Asurion, LLC, 2nd Lien Term Loan, L+7.50%, 03/03/2021 (c)	4,000,000	3,950,000

Beverage, Food & Tobacco 0.0%
Charger OpCo B.V., EUR Term Loan B-2, (Netherlands), 3.50%, 07/23/2021 (d)	€1,500,000	183,139
Charger OpCo B.V., USD Term Loan B-2, (Netherlands), 1.75%, 07/23/2021 (d)	$1,500,000	(60,000)
		123,139
Broadcasting & Entertainment 1.8%
Clear Channel Communications, Inc., Tranche D Term Loan, 6.92%, 01/30/2019	1,000,000	931,130
Clear Channel Communications, Inc., Tranche E Term Loan, 7.67%, 07/30/2019	2,500,000	2,358,025
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	2,500,000	2,323,950
		5,613,105
Cable & Satellite TV 2.1%
Altice Financing S.A., USD Term Loan B, L+4.50%, 01/27/2022 (c)	1,000,000	1,001,250
Promotora de Informaciones, S.A., Tranche 2, (Spain), L+2.60%, 12/10/2018 (c)	€3,250,000	3,064,231
Virgin Media SFA Finance, Ltd., Facility E, (Great Britain), 4.25%, 06/30/2023	£1,575,000	2,353,732
		6,419,213
Chemicals, Plastics & Rubber 1.4%
Colouroz Investment 1, GmbH, Initial Term Loan C, (Denmark), 4.75%, 09/03/2021	$74,141	73,214
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 4.75%, 09/03/2021	448,490	442,884
Colouroz Investment 2, LLC, Initial Term B-2 Loan 2nd Lien, 8.25%, 09/05/2022	1,500,000	1,410,000
Flint Group GmbH, Initial Euro Term Loan 2nd Lien, (Denmark), 8.25%, 09/07/2021	€784,306	858,588
MacDermid, Inc., Term Loan B2, L+3.75%, 06/07/2020 (c)	$639,344	637,906
Vertellus Specialties, Inc., Term Loan, 10.50%, 10/31/2019	997,500	955,106
		4,377,698
Consumer Products 1.1%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	2,895,000	2,619,975
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	869,565	739,130
		3,359,105
Diversified & Conglomerate Services 4.0%
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, 7.50%, 12/17/2021	3,747,750	3,668,110
Language Line, LLC, Tranche B Term Loan, 6.25%, 06/20/2016	1,804,298	1,782,647
Syncreon Global Finance (US), Inc., Term Loan, 5.25%, 10/28/2020	1,980,000	1,950,300
Travelport Finance Sarl, Initial Term Loans, (Luxembourg), L+5.00%, 09/02/2021 (c)	4,991,418	4,993,515
		12,394,572
Electronics 1.1%
Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.00%, 01/15/2021	3,357,500	3,358,440

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Grocery 2.7%
Albertson’s, LLC, Term Loan B4, 4.50%, 08/25/2021	$3,500,000	$3,490,830
GOBP Holdings, Inc., 1st Lien Term Loan, 5.75%, 10/21/2021	3,000,000	2,996,250
GOBP Holdings, Inc., 2nd Lien Term Loan, 9.25%, 10/21/2022	1,893,000	1,855,140
		8,342,220
Healthcare, Education & Childcare 1.1%
AI Garden B.V., Facility B1, (Netherlands), 4.08%, 02/13/2020	€2,500,000	2,826,403
STHI Holding, Inc., Initial Term Loan, 4.50%, 08/06/2021	$712,500	706,857
		3,533,260
Hotels, Motels, Inns & Gaming 1.4%
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/2021	4,500,000	4,436,865

Leisure, Amusement & Entertainment 0.7%
Delta 2 (Lux) Sarl, Term Loan 2nd Lien, (Luxembourg), 7.75%, 07/29/2022	2,227,723	2,156,257

Manufacturing 1.4%
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	2,544,693	2,543,116
Husky Injection Molding Systems, Ltd., 2nd Lien Term Loan, (Canada), 7.25%, 06/30/2022	1,900,000	1,805,000
		4,348,116
Oil & Gas 2.4%
Energy & Exploration Partners, LLC, Initial Loan, 7.75%, 01/22/2019	4,412,417	3,203,414
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	2,500,000	1,615,000
Templar Energy, LLC, Incremental Term Loans 2nd Lien, 8.50%, 11/25/2020 (e)	4,392,268	2,778,110
		7,596,524
Personal Transportation 1.7%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	3,311,220	3,307,080
Air Medical Holdings, LLC, Term Loan, 7.63%, 05/31/2018 (f)	2,000,000	1,980,000
		5,287,080
Personal, Food & Miscellaneous Services 0.5%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, L+3.25%, 04/02/2020 (c)	2,484,149	1,665,945

Pipeline 1.7%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019 (e)	3,708,725	3,597,463
Crestwood Holdings, LLC, Tranche B-1 Term Loan, 7.00%, 06/19/2019	1,808,817	1,630,956
		5,228,419
Printing & Publishing 2.3%
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	4,167,867	3,414,192
F&W Media, Inc., Initial Term Loan, 7.75%, 06/30/2019	2,426,236	2,341,317
Lee Enterprises, Inc., Term Loan, 7.25%, 03/31/2019	1,587,447	1,579,510
		7,335,019
Retail Stores 5.7%
Harbor Freight Tools USA, Inc., Initial Loans (TL), 4.75%, 07/26/2019	3,880,000	3,873,055
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	2,955,000	2,924,977
Neiman Marcus Group, Inc., Term Loan 1, 4.25%, 10/25/2020	4,937,625	4,781,892
Rite Aid Corporation, 2nd Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	2,000,000	2,003,760
Rite Aid Corporation, Tranche 2 Term Loan, 4.88%, 06/21/2021	4,075,000	4,072,474
		17,656,158
Service & Equipment 0.2%
Ship Luxco 3 Sarl, Facility B1A-II, (Luxembourg), 6.00%, 11/29/2019	£500,000	751,223

Technology 1.0%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	1,473,750

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Technology (continued)
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£$1,000,000	$1,501,858
		2,975,608
Telecommunications 1.6%
Eircom Finco Sarl, Facility B2 Loan, (Luxembourg), 4.58%, 09/30/2019	€3,815,000	4,116,574
Sable International Finance, Ltd., Term Loan, (Cayman Islands), 5.50%, 04/28/2017	$816,089	814,049
		4,930,623
Utilities 1.8%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (d)	372,637	92,498
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	5,635,647	5,588,082
		5,680,580
Waste Management 0.6%
Waste Industries USA, Inc., Term B Loan, 4.00%, 03/17/2017	1,960,000	1,947,750
Total Floating Rate Term Loans (Cost: $142,767,965)		133,470,569

Corporate Bonds 65.0%
Aerospace & Defense 0.7%
Spirit AeroSystems, Inc., 6.75%, 12/15/2020	2,197,000	2,323,327

Automobile 1.1%
Navistar International Corporation, 8.25%, 11/01/2021	3,500,000	3,416,875

Banking, Finance & Insurance 2.9%
Innovia Group Finance PLC, 144A, (Great Britain), 5.08%, 03/31/2020 (g)	€3,093,000	3,230,526
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (f)	$5,750,000	5,800,313
		9,030,839
Beverage, Food & Tobacco 2.2%
HJ Heinz Company, 144A, 4.88%, 02/15/2025	2,700,000	2,706,750
Premier Foods Finance PLC, 144A, (Great Britain), 5.56%, 03/16/2020 (g)	£2,965,000	3,985,269
		6,692,019
Broadcasting & Entertainment 2.2%
Belo Corporation, 7.25%, 09/15/2027	$2,000,000	2,140,000
Cumulus Media Holdings, Inc., 7.75%, 05/01/2019	3,750,000	3,825,000
LIN Television Corporation, 6.38%, 01/15/2021	895,000	908,425
		6,873,425
Buildings & Real Estate 1.9%
BMBG Bond Finance S.C.A., 144A, (Luxembourg), 5.07%, 10/15/2020 (g)	€3,275,000	3,706,301
Interline Brands, Inc., 10.00%, 11/15/2018 (f)	$2,218,000	2,323,355
		6,029,656
Business Equipment & Services 1.8%
TMF Group Holding B.V., 144A, (Netherlands), 5.46%, 12/01/2018 (g)	€2,625,000	2,998,846
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	2,250,000	2,635,859
		5,634,705
Cable & Satellite TV 4.2%
Altice Financing S.A., (Luxembourg), 6.63%, 02/15/2023 (e)	$2,500,000	2,555,469
Altice Financing S.A., (Luxembourg), 9.88%, 12/15/2020	1,000,000	1,100,000
Altice Finco S.A., 144A, (Luxembourg), 7.63%, 02/15/2025 (e)	1,250,000	1,267,578
AMC Networks, Inc., 7.75%, 07/15/2021	3,235,000	3,493,800
CCO Holdings, LLC, 7.00%, 01/15/2019	2,750,000	2,853,125
Cequel Communications Holdings I, LLC, 144A, 6.38%, 09/15/2020	1,245,000	1,294,800

	Principal Amount	Value (a)
Corporate Bonds (continued)
Cable & Satellite TV (continued)
Videotron, Ltd., (Canada), 9.13%, 04/15/2018	$420,000	$432,600
		12,997,372
Consumer Products 2.7%
Elizabeth Arden, Inc., 7.38%, 03/15/2021	3,506,000	3,155,400
NBTY, Inc., 9.00%, 10/01/2018	5,000,000	5,100,000
		8,255,400
Containers, Packaging & Glass 2.8%
Berry Plastics Corporation, 9.75%, 01/15/2021	3,375,000	3,746,250
Reynolds Group Issuer, Inc., 9.00%, 04/15/2019	3,400,000	3,510,500
Reynolds Group Issuer, Inc., 9.88%, 08/15/2019	1,500,000	1,593,750
		8,850,500
Diversified & Conglomerate Services 4.3%
Abengoa Finance SAU, 144A, (Spain), 7.75%, 02/01/2020	400,000	376,500
Abengoa Finance SAU, 144A, (Spain), 8.88%, 11/01/2017	4,000,000	4,070,000
Affinion Investments, LLC, 13.50%, 08/15/2018	4,060,000	2,770,950
Syncreon Group B.V., 144A, (Netherlands), 8.63%, 11/01/2021	3,000,000	2,685,000
United Rentals North America, Inc., 8.38%, 09/15/2020	3,300,000	3,519,450
		13,421,900
Electronics 2.2%
Syniverse Holdings, Inc., 9.13%, 01/15/2019	6,500,000	6,776,250

Furnishings, Housewares Durable Consumables 1.2%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	3,500,000	3,718,750

Healthcare, Education & Childcare 2.6%
ConvaTec Finance International S.A., 144A, (Luxembourg), 8.25%, 01/15/2019 (f)	2,240,000	2,261,000
Jaguar Holding Company I, 144A, 9.38%, 10/15/2017 (f)	4,000,000	4,080,000
Lantheus Medical Imaging, Inc., 9.75%, 05/15/2017	1,760,000	1,672,000
		8,013,000
Hotels, Motels, Inns & Gaming 8.3%
Boyd Gaming Corporation, 9.13%, 12/01/2018	1,100,000	1,149,500
Gala Electric Casinos, PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£3,000,000	4,714,711
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	556,200	873,236
Graton Economic Development Authority, 144A, 9.63%, 09/01/2019	$2,370,000	2,589,225
Marina District Finance Company, Inc., 9.88%, 08/15/2018	4,943,000	5,177,793
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	4,000,000	4,180,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	3,000,000	3,150,000
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€2,360,000	2,731,947
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	1,000,000	1,165,847
		25,732,259
Mining, Steel, Non-Precious Metals 1.8%
CONSOL Energy, Inc., 8.25%, 04/01/2020	$4,000,000	4,015,000
Peabody Energy Corporation, 6.50%, 09/15/2020	2,250,000	1,721,250
		5,736,250
Oil & Gas 5.1%
EP Energy, LLC, 9.38%, 05/01/2020	1,506,000	1,517,295
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	5,581,000	5,692,620
Halcon Resources Corporation, 8.88%, 05/15/2021	3,000,000	1,995,000
Halcon Resources Corporation, 9.75%, 07/15/2020	1,438,000	959,865
Laredo Petroleum, Inc., 9.50%, 02/15/2019	3,500,000	3,500,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Oil & Gas (continued)
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	$3,500,000	$1,811,250
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	500,000	272,500
Quicksilver Resources, Inc., 11.00%, 07/01/2021	1,000,000	110,000
		15,858,530
Packaging 3.8%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	4,630,000	4,884,650
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€4,000,000	4,708,555
Guala Closures S.p.A., 144A, (Italy), 5.45%, 11/15/2019 (g)	545,000	615,387
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$1,600,000	1,600,000
		11,808,592
Personal Transportation 0.2%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	705,000	739,369

Personal, Food & Miscellaneous Services 1.4%
Pantry, Inc., 8.38%, 08/01/2020	4,055,000	4,440,225

Pipeline 1.1%
Atlas Pipeline Partners, L.P., 5.88%, 08/01/2023	298,000	300,980
Crestwood Midstream Partners, L.P., 7.75%, 04/01/2019	500,000	510,000
Kinder Morgan, Inc., 144A, 5.63%, 11/15/2023	2,500,000	2,747,610
		3,558,590
Service & Equipment 1.6%
First Data Corporation, 144A, 8.75%, 01/15/2022 (f)	2,500,000	2,687,500
First Data Corporation, 144A, 8.88%, 08/15/2020	2,223,000	2,381,389
		5,068,889
Technology 1.4%
Epicor Software Corporation, 8.63%, 05/01/2019	4,215,000	4,415,212

Telecommunications 6.3%
Cincinnati Bell, Inc., 8.38%, 10/15/2020	1,429,000	1,503,129
Cincinnati Bell, Inc., 8.75%, 03/15/2018	4,000,000	4,104,000
Digicel, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	4,000,000	4,060,000
Level 3 Financing, Inc., 9.38%, 04/01/2019	4,980,000	5,278,800
Sprint Communications, Inc., 144A, 7.00%, 03/01/2020	310,000	337,900
Sprint Corporation, 7.88%, 09/15/2023	610,000	618,388
Wind Acquisition Finance S.A., 144A, (Luxembourg), 5.30%, 04/30/2019 (g)	€750,000	851,308
Zayo Group, LLC, 10.13%, 07/01/2020	$2,489,000	2,793,903
		19,547,428
Utilities 1.2%
NRG Energy, Inc., 8.25%, 09/01/2020	3,500,000	3,710,000
Total Corporate Bonds (Cost: $218,282,833)		202,649,362

Collateralized Loan Obligations/Collateralized Debt Obligations 24.7% (g)
Structured Finance Obligations 24.7%
AMMC CLO XIV, Ltd., 144A, (Cayman Islands), 3.81%, 07/27/2026	2,000,000	1,869,586
Apidos CLO XII, 144A, (Cayman Islands), 3.30%, 04/15/2025	4,000,000	3,733,252
Apidos CLO XIV, 144A, (Cayman Islands), 3.75%, 04/15/2025	4,000,000	3,779,232
Apidos CLO XV, 144A, (Cayman Islands), 3.51%, 10/20/2025	3,000,000	2,824,131
Apidos CLO XVI, 144A, (Cayman Islands), 3.51%, 01/19/2025	1,000,000	917,110
Atrium IX, 144A, (Cayman Islands), 3.74%, 02/28/2024	2,500,000	2,369,845
Cent CLO XVII, 144A, (Cayman Islands), 3.73%, 01/30/2025	4,000,000	3,805,912
Cent CLO XXI, Ltd., 144A, (Cayman Islands), 3.73%, 07/27/2026	2,000,000	1,860,568

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (g) (continued)
Structured Finance Obligations (continued)
Dryden Senior Loan Fund XXX, Ltd., 144A, (Cayman Islands), 3.43%, 11/15/2025	$1,000,000	$930,065
Finn Square CLO, Ltd., 144A, (Cayman Islands), 3.86%, 12/24/2023	4,500,000	4,248,121
Galaxy XV CLO, Ltd., 144A, (Cayman Islands), 3.65%, 04/15/2025	4,000,000	3,741,624
Galaxy XVI CLO, Ltd., 144A, (Cayman Islands), 3.58%, 11/16/2025	2,000,000	1,886,722
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 4.08%, 04/15/2025	4,000,000	3,828,252
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.75%, 04/15/2025	4,000,000	3,741,768
ING IM CLO 2011-1, Ltd., 144A, (Cayman Islands), 3.55%, 06/22/2021	1,500,000	1,455,363
ING IM CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.75%, 04/15/2024	3,000,000	2,851,851
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 3.75%, 07/15/2026	3,000,000	2,799,969
Mountain Hawk I CLO, Ltd., 144A, (Cayman Islands), 3.36%, 01/20/2024	3,000,000	2,760,534
Northwoods Capital XI, Ltd., 144A, (Cayman Islands), 3.70%, 04/15/2025	2,500,000	2,302,917
Oak Hill Credit Partners X, Ltd., 144A, (Cayman Islands), 3.66%, 07/20/2026	3,000,000	2,818,938
OHA Credit Partners VIII, Ltd., 144A, (Cayman Islands), 3.76%, 04/20/2025	4,000,000	3,794,412
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.83%, 07/23/2025	4,000,000	3,784,008
OZLM Funding III, Ltd., 144A, (Cayman Islands), 4.16%, 01/22/2025	2,000,000	1,927,860
OZLM Funding IV, Ltd., 144A, (Cayman Islands), 3.46%, 07/22/2025	2,500,000	2,303,050
Steele Creek CLO 2014-1, Ltd., 144A, (Cayman Islands), 3.63%, 08/21/2026	2,450,000	2,237,757
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 3.79%, 06/10/2025	4,000,000	3,775,936
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.88%, 11/07/2025	3,000,000	2,838,291
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 3.86%, 11/24/2025	2,000,000	1,913,498
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $77,923,806)		77,100,572
Total Investments - 132.5% (Cost: $438,974,604)		$413,220,503
Liabilities in Excess of Other Assets - (32.5%)		(101,454,047)
Net Assets - 100.0%		$311,766,456

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.
(b)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate at period end.
(c)

This position or a portion of this position represents an unsettled loan purchase.  The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)	Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.
(e)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.
(f)	Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.
(g)	Variable rate coupon, rate shown as of January 31, 2015.

As of January 31, 2015, the aggregate cost of securities for Federal income tax purposes was $438,974,604.  Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

	Gross unrealized appreciation	$1,271,613
	Gross unrealized depreciation	(27,025,714)
	Net unrealized depreciation	$(25,754,101)

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:
€	Euro Currency
£	British Pounds
$	U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2015 (UNAUDITED)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intend to qualify each year to be treated as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended.  The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol “ARDC”.

Investment Objective

ARDC’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities (“CLO Debt Securities”) issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (“CLOs”). The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2015, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $6,993,006.

(3) Investments

Fair Value Measurements

The Funds follow the provisions of Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value.  This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value.  Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment.  The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2015 (UNAUDITED)

liability based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Funds’ investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs.  The Funds’ custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by each Fund’s Board of Directors.  The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources.  For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3.  The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.  If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3.  If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models of third-party pricing services as well as internal models.  The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity.  These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities.  The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources.  As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third-party pricing sources.  For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.  The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows.  The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors.  Models will be adjusted as deemed necessary by the Adviser.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2015 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	117,753,218	15,717,351	133,470,569
Corporate Bonds	—	202,649,362	—	202,649,362
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	77,100,572	77,100,572
Total Investments	—	320,402,580	92,817,923	413,220,503

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended January 31, 2015:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/14	12,939,868	—	75,849,159	88,789,027
Purchases (a)	2,723,905	—	911,200	3,635,105
Sales (b)	(6,347,682)	—	—	(6,347,682)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	(2,967,227)	—	257,062	(2,710,165)
Accrued discounts/(premiums)	5,770	—	83,151	88,921
Transfers in to Level 3	12,711,593	—	—	12,711,593
Transfers out of Level 3	(3,348,876)	—	—	(3,348,876)
Balance as of 1/31/15	15,717,351	—	77,100,572	92,817,923
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/15	(1,433,992)	—	257,062	(1,176,930)

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended January 31, 2015 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

(a)         Purchases include paid-in-kind interest and securities received from restructure.

(b)         Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.  The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	15,717,351	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	77,100,572	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	92,817,923

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 31, 2015

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: March 31, 2015